Related Party Transactions - Schedule of Balances with Related Parties (Details) - USD ($) $ in Thousands		Dec. 31, 2024	Dec. 31, 2023
Fuzhou Tianyu [Member]
Schedule of Balances with Related Parties [Abstract]
Total due from related parties		$ 41	$ 41
Total due to related parties		18	48
Fujian Desheng [Member]
Schedule of Balances with Related Parties [Abstract]
Total due from related parties		39	40
Zhangwu Changjiang [Member]
Schedule of Balances with Related Parties [Abstract]
Total due from related parties		26
Changjiang Modeling [Member]
Schedule of Balances with Related Parties [Abstract]
Total due from related parties		582
Kunshan Changjiang [Member]
Schedule of Balances with Related Parties [Abstract]
Total due from related parties		13
Related Party [Member]
Schedule of Balances with Related Parties [Abstract]
Total due from related parties		701	81
Total due to related parties		1,687	1,704
Fujian Bafang [Member]
Schedule of Balances with Related Parties [Abstract]
Total due to related parties	[1]	1,662	1,622
Fuzhou Tianyu Management [Member]
Schedule of Balances with Related Parties [Abstract]
Total due to related parties		$ 7	$ 34

[1]	On December 10, 2007, the Company entered into an interest-free loan agreement with Fujian Bafang for a principal amount of approximately $1.4 million (RMB 9.6 million). Such loan is due on demand.